Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2016	Current	Deferred	Total
U.S. Federal	$35,118	$—	$35,118
State	(29,219)	—	(29,219)
Totals	$5,899	$—	$5,899
Fiscal year ended October 31, 2015	Current	Deferred	Total
U.S. Federal	$(624,825)	$2,098,615	$1,473,790
State	(120,917)	129,509	8,592
Totals	$(745,742)	$2,228,124	$1,482,382
Fiscal year ended October 31, 2014	Current	Deferred	Total
U.S. Federal	$666,517	$(370,553)	$295,964
State	24,680	(52,971)	(28,291)
Totals	$691,197	$(423,524)	$267,673

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2016	2015	2014
“Expected” tax expense (benefit)	$(610,332)	$(957,121)	$302,797
Increase (reduction) in income tax expense (benefit) resulting from:
Benefits from domestic manufacturing deduction	—	—	(61,024)
State income taxes, net of federal benefit	(79,386)	(78,880)	(23,031)
Loss of permanent deductions due to NOL carryback	—	35,636	—
Other differences, net	50,627	67,491	48,931
Change in valulation allowance	644,990	2,415,256	—
Reported income tax expense	$5,899	$1,482,382	$267,673

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2016	2015
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$87,472	$53,316
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	999,468	1,118,735
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	67,758	65,213
Share-based compensation expense	134,653	131,487
Investment in Centric Solutions	6,984	114,118
Net operating loss carryforwards	1,958,734	1,437,611
Other	110,773	57,413
Total gross deferred tax assets	3,365,842	2,977,893
Valuation allowance	(3,060,246)	(2,415,256)
Net deferred tax assets	305,596	562,637
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(301,590)	(558,222)
Other receivables, due to accrual for financial reporting purposes	(4,006)	(4,415)
Total gross deferred tax liabilities	(305,596)	(562,637)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2016	2015
Unrecognized tax benefits balance at beginning of year	$79,322	$168,756
Gross decreases for tax positions of prior years	(1,000)	(88,050)
Settlements with taxing authorities	—	(1,384)
Unrecognized tax benefits balance at end of year	$78,322	$79,322